Financial assets and liabilities - Short-term and long-term debt (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Oct. 13, 2021 MXN ($)	Jan. 01, 2021 USD ($) [1]	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jun. 20, 2019 USD ($)	Jun. 20, 2019 MXN ($)
Short-term and long-term debt
Amortized transaction costs	$ (1,034)	$ (1,526)
Accrued interest and other financial cost	1,875	1,090
Financial debt without unamortized cost	311,084
Financial debt	273,035	304,937				$ 268,421
Less: Short-term maturities	112,148	196,898	[1]		$ 78,145	78,145
Long-term	$ 160,887	$ 108,039	[1]		$ 190,276	$ 190,276
Spread on interest rate basis	0.25%
28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis	2.50%	2.40%					3.00%
Not later than one year
Short-term and long-term debt
Financial debt	$ 134,531
Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	107,827
Between two and three years
Short-term and long-term debt
Financial debt	46,173
Between three and four years
Short-term and long-term debt
Financial debt	$ 22,553
Revolving line of credit
Short-term and long-term debt
Financial debt excluding accrued interest		$ 171,771
Spread on interest rate basis	2.60%	2.60%
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027
Short-term and long-term debt
Financial debt excluding accrued interest	$ 38,635
Financial debt	$ 39,049
Spread on interest rate basis	2.98%	2.98%
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Not later than one year
Short-term and long-term debt
Financial debt	$ 12,364
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	18,030
Revolving Line Of Credit With Santander And Bancomext, Maturing On June 8, 2027 | Between two and three years
Short-term and long-term debt
Financial debt	8,655
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC
Short-term and long-term debt
Financial debt	27,962
Financial debt	$ 28,431
Spread on interest rate basis	3.00%	3.00%
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC | Not later than one year
Short-term and long-term debt
Financial debt	$ 25,272
Pre-Delivery Payments Financing With JSA International U.S. Holdings, LLC | Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	3,159
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited
Short-term and long-term debt
Financial debt	15,880
Financial debt	$ 15,880
Spread on interest rate basis	4.25%	4.25%
Pre-Delivery Payments Financing With GY Aviation Lease 1714 Co. Limited | Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	$ 15,880
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited
Short-term and long-term debt
Financial debt	48,048
Financial debt	$ 48,380
Spread on interest rate basis	3.90%	3.90%
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited | Not later than one year
Short-term and long-term debt
Financial debt	$ 25,788
Pre-Delivery Payments Financing With Incline II B Shannon 18 Limited | Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	22,592
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited
Short-term and long-term debt
Financial debt	7,382
Financial debt	$ 7,458
Spread on interest rate basis	2.00%	2.00%
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited | Not later than one year
Short-term and long-term debt
Financial debt	$ 76
Pre-Delivery Payments Financing With Oriental Leasing 6 Company Limited | Between two and three years
Short-term and long-term debt
Financial debt	7,382
Short-Term Working Capital Facility With Actinver
Short-term and long-term debt
Financial debt	7,747
Financial debt	$ 7,791
Spread on interest rate basis	2.50%	2.50%
Short-Term Working Capital Facility With Actinver | Not later than one year
Short-term and long-term debt
Financial debt	$ 7,791
Asset backed trust notes
Short-term and long-term debt
Financial debt	38,737	$ 60,728
Financial debt	$ 116,659
Spread on interest rate basis	1.75%	1.75%
Nominal amount of working capital facility (in USD)	$ 77,500			$ 1.5				$ 78,500	$ 1.5
Asset backed trust notes | Not later than one year
Short-term and long-term debt
Financial debt	30,577
Asset backed trust notes | Later Than One Year And Not Later Than Two Years
Short-term and long-term debt
Financial debt	38,738
Asset backed trust notes | Between two and three years
Short-term and long-term debt
Financial debt	25,824
Asset backed trust notes | Between three and four years
Short-term and long-term debt
Financial debt	21,520
Second tranche Asset backed trust notes ("CEBUR"), in Mexican pesos
Short-term and long-term debt
Financial debt	$ 77,473	$ 72,874
Spread on interest rate basis	2.00%	2.00%
Short-term working capital facility with Citibanamex
Short-term and long-term debt
Spread on interest rate basis	2.40%	2.40%
Short-term working capital facility with Banco Sabadell S.A.
Short-term and long-term debt
Financial debt excluding accrued interest	$ 10,330
Financial debt	$ 10,421
Spread on interest rate basis	3.00%	3.00%
Short-term working capital facility with Banco Sabadell S.A. | Not later than one year
Short-term and long-term debt
Financial debt	$ 10,421
Maximum | 28-day TIIE.
Short-term and long-term debt
Spread on interest rate basis	10.00%

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.